Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related party disclosures
Summary of compensation of directors and other members of key management personnel

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2022 and 2021:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Short-term benefits	5,124	4,654
Equity based compensation	8,951	14,570
	14,075	19,224
Number of individuals included in the above amounts	16	18